Government CEBA loan (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)
Leumi Bank [Member]
Short-Term Debt [Line Items]
Line of credit			$ 200,000
Interest paid			$ 987
Canada Emergency Business Account Loan Program [Member]
Short-Term Debt [Line Items]
Long-term loan				$ 44,296		$ 60,000
Loan amount eligible for forgiveness				14,812	$ 20,000
Loan payable for forgiveness				$ 29,624		$ 40,000
Loan term				2 years	2 years
Loan interest rate				5.00%		5.00%
Repayment of loan		$ 40,000
Gain on settlement of debt	$ 14,812	$ 20,000